GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES - Variable Annuity Contracts with GMDB and GMIB Features and Buybacks (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Net Amount at Risk by Product and Guarantee [Line Items]
Separate Accounts		$ 57,848	$ 56,559
Liability for SCS, SIO, MSO, IUL, GIB and GWBL and other features		1,051	494
Option to elect a partial buyout of rider, percentage	50.00%
Loss from impact of buyback	$ 4
GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
General Account		14,055
Separate Accounts		86,890	$ 84,640
Net amount at risk, gross		19,296
Net amount at risk, net of amounts reinsured		$ 9,053
Average attained age of contractholders (in years)		55 years 1 month 6 days
Percentage of contractholders over age 70		17.10%
GMDB | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		3.00%
GMDB | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		6.50%
GMIB
Net Amount at Risk by Product and Guarantee [Line Items]
General Account		$ 354
Separate Accounts		57,848
Net amount at risk, gross		7,748
Net amount at risk, net of amounts reinsured		$ 2,009
Weighted average years remaining until annuitization (in years)		1 year 3 months 18 days
GMIB | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		3.00%
GMIB | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		6.50%
Return of Premium | GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
General Account		$ 13,642
Separate Accounts		40,736
Net amount at risk, gross		237
Net amount at risk, net of amounts reinsured		$ 237
Average attained age of contractholders (in years)		51 years 2 months 12 days
Percentage of contractholders over age 70		9.20%
Ratchet | GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
General Account		$ 121
Separate Accounts		8,905
Net amount at risk, gross		154
Net amount at risk, net of amounts reinsured		$ 108
Average attained age of contractholders (in years)		65 years 9 months 18 days
Percentage of contractholders over age 70		37.10%
Roll-Up | GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
General Account		$ 72
Separate Accounts		3,392
Net amount at risk, gross		2,285
Net amount at risk, net of amounts reinsured		$ 1,556
Average attained age of contractholders (in years)		72 years 3 months 18 days
Percentage of contractholders over age 70		60.40%
Roll-Up | GMDB | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		3.00%
Roll-Up | GMDB | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		6.00%
Roll-Up | GMIB
Net Amount at Risk by Product and Guarantee [Line Items]
General Account		$ 33
Separate Accounts		18,170
Net amount at risk, gross		1,084
Net amount at risk, net of amounts reinsured		$ 334
Weighted average years remaining until annuitization (in years)		1 year 7 months 6 days
Roll-Up | GMIB | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		3.00%
Roll-Up | GMIB | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		6.00%
Combo | GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
General Account		$ 220
Separate Accounts		33,857
Net amount at risk, gross		16,620
Net amount at risk, net of amounts reinsured		$ 7,152
Average attained age of contractholders (in years)		67 years 1 month 6 days
Percentage of contractholders over age 70		40.60%
Combo | GMDB | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		3.00%
Combo | GMDB | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		6.50%
Combo | GMIB
Net Amount at Risk by Product and Guarantee [Line Items]
General Account		$ 321
Separate Accounts		39,678
Net amount at risk, gross		6,664
Net amount at risk, net of amounts reinsured		$ 1,675
Weighted average years remaining until annuitization (in years)		1 year 3 months 18 days
Combo | GMIB | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		3.00%
Combo | GMIB | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates (as a percent)		6.50%